Earnings per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income attributable to the owners of QIAGEN N.V.	$ 116,634	$ 69,073	$ 129,506
Weighted average number of common shares used to compute basic net income per common share	232,644	234,000	235,582
Dilutive effect of stock options and restrictive stock units	3,573	3,023	2,341
Dilutive effect of outstanding warrant shares	5,321	5,152	2,823
Weighted average number of common shares used to compute diluted net income per common share	241,538	242,175	240,746
Basic earnings per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.50	$ 0.30	$ 0.55
Diluted earnings per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.48	$ 0.29	$ 0.54
Stock options and awards
Antidilutive securities having no dilutive effect, not included in above calculation	422	1,616	2,906
Warrants
Antidilutive securities having no dilutive effect, not included in above calculation	32,505	21,315	23,644